Interim condensed consolidated statements of financial position - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 211,978,000	€ 213,501,000
Goodwill	38,115,000	38,115,000
Property, plant and equipment	33,976,000	39,440,000
Right-of-use assets	112,036,000	131,597,000
Deferred income tax assets	11,788,000	11,598,000
Other non-current assets	11,953,000	14,869,000
Non-current assets	419,846,000	449,120,000
Current assets
Inventories	74,016,000	89,712,000
Trade receivables	23,943,000	28,099,000
Other current assets	37,756,000	29,112,000
Cash and bank balances	29,723,000	18,043,000
Current assets	165,438,000	164,966,000
Total assets	585,284,000	614,086,000
Non-current liabilities
Non-current borrowings	10,266,000	25,222,000
Non-current lease liabilities	100,294,000	117,966,000
Non-current provisions	3,187,000	3,560,000
Employee benefits	17,414,000	17,240,000
Deferred income tax liabilities	51,422,000	51,390,000
Other non-current liabilities	34,510,000	16,005,000
Non-current liabilities	217,093,000	231,383,000
Current liabilities
Trade payables	56,497,000	80,424,000
Current borrowings	258,561,000	158,540,000
Current lease liabilities	32,669,000	36,106,000
Current provisions	1,304,000	1,524,000
Other current liabilities	126,980,000	139,020,000
Current liabilities	476,011,000	415,614,000
Total liabilities	693,104,000	646,997,000
Net liabilities	(107,820,000)	(32,911,000)
Equity attributable to owners of the Company
Share capital	118	132
Treasury shares		(46,576,000)
Other reserves	725,291,000	779,356,000
Accumulated losses	(810,340,000)	(737,186,000)
Equity attributable to owners of the Company	(85,049,000)	(4,406,000)
Non-controlling interests	(22,771,000)	(28,505,000)
Total deficits	€ (107,820,000)	€ (32,911,000)